Warrants - Additional Information (Details) - $ / shares	9 Months Ended
	Dec. 31, 2023	Sep. 20, 2023
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	10,004,994	10,004,994
Warrants and rights outstanding term	5 years
Class of warrants or rights redemption price per unit	$ 0.01
Minimum notice period to be given to the holders of warrants	30 days
Public Warrants [Member] | Ordinary Shares
Class of Warrant or Right [Line Items]
Warrants exercisable price	$ 11.5
Number of consecutive trading days for determining the share price	20 days
Share price	$ 18
Number of trading days for determining the share price	30 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	9,152,087	9,152,087
Private Placement Warrants [Member] | From The Completion Of The Initial Business Combination [Member]
Class of Warrant or Right [Line Items]
Period after which the warrants are exercisable	30 days